Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative expenses	$ 300,423	$ 270,256	$ 287,590	$ 603,471			$ 904,506	$ 1,310,672			$ 1,569,710		$ 991,868
Provision for franchise tax expense	93,600	50,000	50,000	(6,338)			127,200	93,662			143,662		183,956
Total operating expenses	(394,023)	(320,256)	(337,590)	(597,133)			(1,031,706)	(1,404,334)			(1,713,372)		(1,175,824)
OTHER INCOME (LOSS)
Income on cash and investments held in Trust Account	14,218	32,099	349,494	342,667			80,554	1,036,806			1,285,520		3,090,407
Tax penalties and interest	(56,769)	(163,662)		(2,356)			(354,108)	(2,356)			(121,630)		(11,888)
Interest expense	(392,985)	(285,197)	(51,814)	(33,395)			(1,129,811)	(128,811)			(188,203)		(57,255)
Change in fair value of warrant liabilities	(5,700)	(1,539)	14,250	(11,799)			(25,764)	(12,369)			(855)		4,389
Total other income, net	(441,236)	(418,299)	311,930	295,117			(1,429,129)	893,270			974,832		3,025,653
(Loss) income before provision for income taxes	(835,259)	(738,555)	(25,660)	(302,016)			(2,460,835)	(511,064)			(738,540)		1,849,829
Provision for income taxes	6,875		(91,087)	(73,291)				(198,175)			(239,905)		(529,505)
NET (LOSS) INCOME	$ (828,384)	$ (738,555)	$ (116,747)	$ (375,307)			$ (2,460,835)	$ (709,239)			$ (978,445)		$ 1,320,324
Alps Life Science Inc [Member]
OTHER INCOME (LOSS)
Revenue					$ 2,199,845	$ 1,829,681				$ 3,371,037		$ 2,403,552
Cost of sales					(1,668,192)	(905,382)				(2,069,772)		(1,804,622)
Gross profit					531,653	924,299				1,301,265		598,930
Other operating income					2,732	20,468				31,405		49,977
Distribution expenses					(55,367)	(174,794)				(273,487)		(160,855)
Administrative expenses					(1,176,879)	(1,486,992)				(2,400,790)		(1,929,680)
Other operating expenses					(564,608)	(507,856)				(1,128,526)		(917,524)
Share result of associates					19,418	33,456				(10,760)		3,421
Loss from operations					(1,243,051)	(1,191,419)				(2,480,893)		(2,355,731)
Finance costs					(28,623)	(17,141)				(48,283)		(42,844)
Loss before tax					(1,271,674)	(1,208,560)				(2,529,176)		(2,398,575)
Income tax expense					(69,140)	(53,471)				(95,562)		7,414
Loss for the financial period, representing total comprehensive loss for the financial period					(1,340,814)	(1,262,031)				(2,624,738)		(2,391,161)
Other comprehensive income/(loss), net of income tax
Foreign currency translation, representing other comprehensive income/(loss) for the financial year					31,423	138,348				57,830		(121,298)
Unrealised gain from change in fair value of other investment					4,789,639
Total comprehensive loss for the financial year					3,480,248	(1,123,683)				(2,566,908)		(2,512,459)
Loss for the financial year attributable to:
Owners of the Company					(1,298,273)	(1,170,942)				(2,513,573)		(2,304,026)
Non-controlling interests					(42,541)	(91,089)				(111,165)		(87,135)
Loss for the financial year					(1,340,814)	(1,262,031)				(2,624,738)		(2,391,161)
Total comprehensive loss for the financial year attributable to:
Owners of the Company					3,522,789	(1,032,594)				(2,455,743)		(2,425,324)
Non-controlling interests					(42,541)	(91,089)				(111,165)		(87,135)
Total comprehensive loss for the financial year					$ 3,480,248	$ (1,123,683)				$ (2,566,908)		$ (2,512,459)
Loss per share - basic					$ (0.02)	$ (0.02)				$ (0.04)		$ (0.05)
Loss per share - diluted					$ (0.02)	$ (0.02)				$ (0.04)		$ (0.05)
Alps Global Holding Pubco [Member]
OTHER INCOME (LOSS)
Revenue
Other operating income
Other operating expenses					(9,033)	(4,303)			(18,503)
Loss before tax					(9,033)	(4,303)			(18,503)
Income tax expense
Loss for the financial period, representing total comprehensive loss for the financial period					$ (9,033)	$ (4,303)			$ (18,503)
Redeemable Common Stock [Member]
OTHER INCOME (LOSS)
Basic weighted average shares outstanding Common stock - non-redeemable	72,601	277,511	2,562,567	2,562,567			188,942	2,562,567			2,425,214		5,755,364
Diluted weighted average shares outstanding Common stock - non-redeemable	72,601	277,511	2,562,567	2,562,567			188,942	2,562,567			2,425,214		5,755,364
Basic net loss per share, Common stock - non-redeemable (as restated)	$ 0.04	$ 0.34	$ 0.07	$ 0.04			$ 0.94	$ 0.17			$ 0.36		$ 0.38
Diluted net loss per share, Common stock - non-redeemable (as restated)	$ 0.04	$ 0.34	$ 0.07	$ 0.04			$ 0.94	$ 0.17			$ 0.36		$ 0.38
Non Redeemable Common Stock [Member]
OTHER INCOME (LOSS)
Basic weighted average shares outstanding Common stock - non-redeemable	3,445,000	3,445,000	3,445,000	3,445,000			3,445,000	3,445,000			3,445,000		3,445,000
Diluted weighted average shares outstanding Common stock - non-redeemable	3,445,000	3,445,000	3,445,000	3,445,000			3,445,000	3,445,000			3,445,000		3,445,000
Basic net loss per share, Common stock - non-redeemable (as restated)	$ (0.24)	$ (0.24)	$ (0.08)	$ (0.14)			$ (0.77)	$ (0.33)			$ (0.54)		$ (0.25)
Diluted net loss per share, Common stock - non-redeemable (as restated)	$ (0.24)	$ (0.24)	$ (0.08)	$ (0.14)			$ (0.77)	$ (0.33)			$ (0.54)		$ (0.25)